20. Related Party Transactions: Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Payable to officers and directors	$ 86,616	$ 110,274	$ 236,402
(Receivable) payable to Nova Minerals Ltd	(10,287)	(10,287)	43,240
Amounts payable, related party transactions	$ 76,329	$ 99,987	$ 279,642